Significant accounting policies	6 Months Ended
Jun. 30, 2023
Significant accounting policies [Abstract]
Significant accounting policies
2. Significant accounting policies

Basis of preparation and statement of compliance

The unaudited condensed consolidated interim financial statements as at and for the three and six months ended June 30, 2023 and 2022 have been prepared in accordance with International Accounting Standard 34, “Interim Financial Reporting” (“IAS 34”). The accounting policies, including the Group’s Critical accounting estimates, applied in these interim financial statements are the same as those applied in the Group’s consolidated financial statements as at and for the year ended December 31, 2022.

The unaudited condensed consolidated interim financial statements do not include all of the information required for the full annual financial statements and should be read in conjunction with the annual consolidated financial statements of the Group for the year ended December 31, 2022 included in the Company’s Annual Report on Form 20-F, filed with the Securities and Exchange Commission on March 1, 2023 (the “Annual Report”).

The unaudited condensed consolidated interim financial statements have been prepared under the historical cost basis, as modified by the recognition of certain financial instruments measured at fair value and are presented in pounds sterling which is the Company’s functional currency. All values are rounded to the nearest thousand, except where otherwise indicated.

Date of authorization

These unaudited condensed consolidated interim financial statements were prepared at the request of the Company’s Board of Directors (the “Board”) and were approved by the Board on August 10, 2023, and signed on its behalf by Dr. Bahija Jallal, Chief Executive Officer of the Group.

Adoption of new accounting standards

There have been no new accounting standards adopted by the Group in the three and six months ended June 30, 2023 which have had a material impact on these unaudited condensed consolidated interim financial statements. There are no standards issued but not yet effective that the Group expects to have a material impact on its financial statements.

Going concern

The Group reported cash and cash equivalents of £342,341,000 and net current assets of £302,768,000 as at June 30, 2023, with an operating loss for the three and six months ended June 30, 2023 of £15,773,000 and £33,160,000 respectively, and net cash from operating activities for the six months ended June 30, 2023 of £6,401,000. The positive operational cash inflow was largely due to R&D tax credits received, and generated net product revenue of £45,514,000 and £87,566,000 for the three and six months ended June 30, 2023, respectively.

In assessing the going concern assumptions, the Board has undertaken an assessment of the current business and strategy forecasts covering a twelve month period, which includes anticipated KIMMTRAK revenue. In assessing the downside risks, the Board has also considered scenarios incorporating a range of revenue arising from KIMMTRAK sales. As part of considering the downside risks, the Board has considered the impact of the current macroeconomic environment, such as the effects of pandemics or epidemics and other potential economic impacts including the war in Ukraine and related geopolitical tensions, as well as global inflation, liquidity concerns at banks and financial institutions, capital market instability, interest and exchange rate fluctuations, and increases in commodity, energy and fuel prices as well as supply chain disruptions. The Board has concluded that while these may have a future impact on the Group’s business and implementation of its strategy and plans, it anticipates that any such impact will be minimal on clinical trials or other business activities over the period assessed for going concern purposes. As of the date of these financial statements, the Group is not aware of any specific event or circumstance that would require the Group to update its estimates, assumptions and judgments or revise the carrying value of its assets or liabilities. Actual results could differ from these estimates, and any such differences may be material to the Group’s financial statements.
Given the current cash position and the assessment performed, the Board believes that the Group will have sufficient funds to continue to meet its liabilities as they fall due for a period of at least twelve months from the date of issue of these unaudited condensed consolidated interim financial statements and therefore, the Group has prepared the financial statements on a going concern basis. This scenario is based on the Group’s lower range of anticipated revenue levels. As the Group continues to incur significant expenses in the pursuit of its business strategy, including further commercialization and marketing plans for KIMMTRAK, additional funding will be needed before further existing clinical and preclinical programs may be expected to reach commercialization, which would potentially lead to additional operational cash inflows. Until the Group can generate revenue from product sales sufficient to fund its ongoing operations and further develop its pipeline, if ever, it expects to finance its operations through a combination of public or private equity offerings and debt financings or other sources, such as potential collaboration agreements, strategic alliances and licensing arrangements.

Estimates and judgments

The preparation of the unaudited condensed consolidated interim financial statements in conformity with IAS 34 requires management to make judgments, estimates and assumptions. These judgments, estimates and assumptions affect the reported assets and liabilities as well as contingent liabilities and income and expenses in the financial period. The estimates and associated assumptions are based on information available when the unaudited condensed consolidated interim financial statements are prepared, historical experience and various other factors which are believed to be reasonable under the circumstances the results of which form the basis of making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond the Group’s control. Hence, estimates may vary from the actual values. The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or the period of revision and future periods if this revision affects both current and future periods.

Judgments and estimates made, including Critical accounting estimates, together with the Group’s significant accounting policies, are disclosed in the consolidated financial statements of the Group for the year ended December 31, 2022, and are presented in the Group’s Annual Report. There have been no significant updates to the Group’s estimates and accounting policies for the three and six months ended June 30, 2023.

Fair value disclosures

For financial assets and liabilities not measured at fair value in the unaudited condensed consolidated statement of financial position, the carrying amount is a reasonable approximation of fair value, with the exception of the Group’s loan, the fair value of which does not materially differ to its carrying value at June 30, 2023 and December 31, 2022.

Segmental reporting

The Group operates in one operating segment. The Group’s chief operating decision maker (the “CODM”), its Chief Executive Officer, manages the Group’s operations on an integrated basis for the purposes of allocating resources.